American Century Target Maturities Trust
PROSPECTUS SUPPLEMENT

TARGET 2005 FUND * TARGET 2010 FUND * TARGET 2015 FUND * TARGET 2020 FUND
TARGET 2025 FUND * TARGET 2030 FUND

Supplement dated September 11, 2002 * Prospectus dated February 1, 2002
                                      (Investor Class, Advisor Class and C Class)

SPECIAL MEETING OF SHAREHOLDERS

At a Special Meeting of Shareholders held August 2, 2002, shareholders of the funds approved the following proposal.

Shareholders of the aforementioned funds elected the funds' eight-member Board of Trustees for indefinite terms, effective immediately following the meeting.
The elected trustees are Albert Eisenstat, Ronald J. Gilson, Kathryn A. Hall,
William M. Lyons, Myron S. Scholes, Kenneth E. Scott, James E. Stowers III and
Jeanne D. Wohlers.

The following replaces the section "What are zero-coupon Treasury securities?"
on page 7 of the Investor Class prospectus, page 6 of the Advisor Class prospectus and page 4 of the C Class prospectus.

WHAT ARE ZERO-COUPON SECURITIES?

Zero-coupon securities make no periodic interest or principal payments. Instead, they trade at a deep discount to their face value and all of the interest and principal is paid when the securities mature. Some zero-coupon securities are created by separating the interest and principal payment obligations of a traditional coupon-bearing bond. Each payment obligation becomes a separate zero-coupon security. Zero-coupon U.S. Treasury and U.S. government agency securities are created by financial institutions (such as broker-dealers), the
U.S. Treasury and other agencies of the federal government. The U.S. Treasury and other agencies of the federal government may also issue zero-coupon securities directly.

Zero-Coupon Treasury securities (Treasury zeros) are created by separating a
Treasury bond's interest and principal payment obligations. The important characteristic of Treasury zeros is that payment of the final maturity value is an obligation of the U.S. Treasury and is backed by the full faith and credit of the U.S. government.

Zero-coupon U.S. government agency securities (agency zeros) operate in all respects like Treasury zeros, except that they are created by separating the interest and principal payment obligations of bonds issued by the agency. Unlike
Treasury zeros, payment of the final maturity value is the obligation of the issuing agency. If the agency zeros are ultimately backed by securities or payment obligations of the U.S. Treasury and are generally considered by the market to be of comparable credit quality, the manager considers them Treasury zero equivalents. Otherwise, the manager will limit purchases of such agency zeros to those that receive the highest rating (AAA) by an independent rating organization and will further limit such investments to 20% of a fund's assets.

Zero-coupon securities are beneficial for investors who wish to invest for a fixed period of time at a selected rate. When an investor purchases a traditional coupon-bearing bond, it is paid periodic interest at a predetermined rate. This interest payment must be reinvested elsewhere. However, the investor may not be able to reinvest this interest payment in an investment that has a return similar to a traditional coupon-bearing bond. This is called reinvestment risk. Because zero-coupon securities do not pay interest periodically, investors in zero-coupon securities are not exposed to reinvestment risk.

The following replaces the section "What happens when a fund reaches its maturity year?" on page 8 of the Investor Class prospectus, page 7 of the
Advisor Class prospectus and page 5 of the C Class prospectus.

WHAT HAPPENS WHEN A FUND REACHES ITS MATURITY YEAR?

* The fund managers may begin buying traditional coupon-bearing securities consistent with a fund's investment objective and strategy.

* As a fund's zero-coupon securities mature, the proceeds from the retirement of these securities may be invested in zeros, traditional coupon-bearing debt securities and cash equivalent securities.

* Each fund will be liquidated near the end of its maturity year.

SH-SPL-31405   0209

American Century Target Maturities Trust
STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

TARGET 2005 FUND * TARGET 2010 FUND * TARGET 2015 FUND * TARGET 2020 FUND
TARGET 2025 FUND * TARGET 2030 FUND

Supplement dated September 11, 2002 * Statement of Additional Information dated
                                      February 1, 2002

The following replaces the section "Zero-Coupon Securities" on page 3.

Zero-Coupon U.S. Treasury Securities and their Equivalents

Zero-coupon U.S. Treasury securities (or zeros) are the unmatured interest coupons and underlying principal portions of U.S. Treasury bonds. Unlike traditional U.S. Treasury securities, these securities are sold at a discount to their face value and all of the interest and principal is paid when the securities mature. Originally, these securities were created by broker-dealers who bought Treasury bonds and deposited these securities with a custodian bank.
The broker-dealers then sold receipts representing ownership interests in the coupons or principal portions of the bonds. Some examples of zero-coupon securities sold through custodial receipt programs are CATS (Certificates of
Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts) and
generic TRs (Treasury Receipts).

The U.S. Treasury subsequently introduced a program called Separate Trading of
Registered Interest and Principal of Securities (STRIPS), through which it exchanges eligible securities for their component parts and then allows the component parts to trade in book-entry form. STRIPS are direct obligations of the U.S. government and have the same credit risks as other U.S. Treasury securities.

Zero-coupon Treasury equivalent securities are government agency debt securities that are ultimately backed by obligations of the U.S. Treasury and are considered by the market place to be backed by the full faith and credit of the
U.S. Treasury. These securities are created by financial institutions (like broker-dealers) and by U.S. government agencies. For example, the Resolution
Funding Corporation (REFCORP) issues bonds whose interest payments are guaranteed by the U.S. Treasury and whose principal amounts are secured by zero-coupon U.S. Treasury securities held in a separate custodial account at the
Federal Reserve Bank of New York. The principal amount and maturity date of
REFCORP bonds are the same as the par amount and maturity date of the corresponding zeros; upon maturity, REFCORP bonds are repaid from the proceeds of the zeros. REFCORP zeros are the unmatured coupons and principal portions of
REFCORP bonds.

The U.S. government may issue securities in zero-coupon form. These securities are referred to as original issue zero-coupon securities.

Zero-Coupon U.S. Government Agency Securities

A number of U.S. government agencies issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to homebuyers or farmers. Among these agencies are the Farm Home Loan
Banks, the Federal Farm Credit Banks, and the Student Loan Marketing
Association.

Zero-coupon U.S. government agency securities operate in all respects like zero-coupon Treasury securities and their equivalents, except that they are created by separating a U.S. government agency bond's interest and principal payment obligations.  The final maturity value of a zero-coupon U.S. government agency security is a debt obligation of the issuing agency. Some agency securities are backed by the full faith and credit pledge of the U.S.
government, while others are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury. The funds will limit their purchase of zero-coupon U.S. government agency securities to those that receive the highest rating (AAA) by an independent rating organization.

Securities issued by U.S. government agencies in zero-coupon form are referred to as original issue zero-coupon securities.

SH-SPL-31406   0209